Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

May 6, 2005

RE:   American Electric Power Company, Inc., File No. 1-3525
AEP Generating Company, File No. 0-18135
AEP Texas Central Company, File No. 0-346
AEP Texas North Company, File No. 0-340
Appalachian Power Company, File No. 1-3457
Columbus Southern Power Company, File No. 1-2680
Indiana Michigan Power Company, File No. 1-3570
Kentucky Power Company, File No. 1-6858
Ohio Power Company, File No. 1-6543
Public Service Company of Oklahoma, File No. 0-343
Southwestern Electric Power Company, File No. 1-3146

Form 10-K for the fiscal year ended December 31, 2004
Filed March 2, 2005

The above-captioned Companies submitted responses to the comment letter dated March 30, 2005 from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the above-captioned Report. The Staff reviewed those responses and discussed them with the undersigned. Pursuant to that discussion, the Companies provide the following supplemental responses:

Form 10-K for the fiscal year ended December 31, 2004

7. Please disclose accumulated depreciation associated with your regulated and unregulated assets separately. You may do this parenthetically. If you believe your existing disclosures meet this requirement, please explain. Additionally, please disclose the service life and balance for each material category of unregulated assets. See Rule 5-02.13 of Regulation S-X.

RESPONSE:

Commencing with the Form 10-K for the year ended December 31, 2005, we will disclose separately for both AEP (on a consolidated basis) and the respective registrant subsidiaries in Note 1 (Organization and Summary of Significant Accounting Policies), the regulated and the unregulated amounts of Electric Utility Plant and Accumulated Depreciation and Amortization together with the depreciation rates and related service life by functional class applicable to such property.

* * *

13. Please explain your basis under paragraph 40 of SFAS 109 for allocating the tax loss of the parent company to its subsidiaries with taxable income. In this regard, please tell us the amount of the loss allocated to each subsidiary for each period presented and the allocation method used. Finally, your disclosure suggests but for allocation of the parent company’s tax loss, your method “approximates” the separate return method. Tell us why it only “approximates” rather than reflects the method.

RESPONSE:

With the Staff’s concurrence, we will continue to disclose that our method of allocating the tax loss of the parent company to its subsidiaries “approximates” the separate return method.

Please do not hesitate to call Thomas Berkemeyer (614-716-1648) or William E. Johnson (614-716-1624) with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ Thomas g. Berkemeyer

Thomas G. Berkemeyer

c: Sarah Goldberg, Staff Accountant